Distribution Date:	06/16/23	BMO 2022-C2 MORTGAGE TRUST
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2022-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	4		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	5				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	6		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	8		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	9-13				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	16-17		Association
Principal Prepayment Detail	18		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com;
					AskMidland@midlandls.com
Historical Detail	19		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	20	Special Servicer	Rialto Capital Advisors, LLC
Collateral Stratification and Historical Detail	21		Liat Heller		liat.heller@rialtocapital.com
Specially Serviced Loan Detail - Part 1	22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Specially Serviced Loan Detail - Part 2	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	24		Attention: BMO 2022-C2—Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	25		375 N. French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28		1100 North Market Street | Wilmington, DE 19890 | United States
		Controlling Class	RREF IV-D AIV RR, LLC c/o Rialto Capital Management LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05602NAA8	4.524000%	6,784,000.00	5,736,863.51	100,230.84	21,627.98	0.00	0.00	121,858.82	5,636,632.67	30.05%	30.00%
A-2	05602NAB6	4.973513%	97,871,000.00	97,871,000.00	0.00	405,635.60	0.00	0.00	405,635.60	97,871,000.00	30.05%	30.00%
A-3	05602NAC4	4.973513%	6,700,000.00	6,700,000.00	0.00	27,768.78	0.00	0.00	27,768.78	6,700,000.00	30.05%	30.00%
A-4	05602NAD2	4.853513%	155,000,000.00	155,000,000.00	0.00	626,912.13	0.00	0.00	626,912.13	155,000,000.00	30.05%	30.00%
A-5	05602NAE0	4.973513%	200,624,000.00	200,624,000.00	0.00	831,505.10	0.00	0.00	831,505.10	200,624,000.00	30.05%	30.00%
A-SB	05602NAF7	4.973513%	10,871,000.00	10,871,000.00	0.00	45,055.89	0.00	0.00	45,055.89	10,871,000.00	30.05%	30.00%
A-S	05602NAH3	4.973513%	59,731,000.00	59,731,000.00	0.00	247,560.77	0.00	0.00	247,560.77	59,731,000.00	21.29%	21.25%
B	05602NAJ9	4.973513%	31,572,000.00	31,572,000.00	0.00	130,853.13	0.00	0.00	130,853.13	31,572,000.00	16.65%	16.63%
C	05602NAK6	4.973513%	31,572,000.00	31,572,000.00	0.00	130,853.13	0.00	0.00	130,853.13	31,572,000.00	12.02%	12.00%
D	05602NAU4	2.500000%	20,480,000.00	20,480,000.00	0.00	42,666.67	0.00	0.00	42,666.67	20,480,000.00	9.02%	9.00%
E	05602NAW0	2.500000%	14,506,000.00	14,506,000.00	0.00	30,220.83	0.00	0.00	30,220.83	14,506,000.00	6.89%	6.88%
F	05602NAY6	2.500000%	16,212,000.00	16,212,000.00	0.00	33,775.00	0.00	0.00	33,775.00	16,212,000.00	4.51%	4.50%
G-RR	05602NBA7	4.000000%	6,827,000.00	6,827,000.00	0.00	22,756.67	0.00	0.00	22,756.67	6,827,000.00	3.51%	3.50%
J-RR*	05602NBC3	4.000000%	23,892,921.00	23,892,921.00	0.00	75,192.61	0.00	0.00	75,192.61	23,892,921.00	0.00%	0.00%
VRR	05602NBG4	4.973513%	7,479,669.00	7,468,195.60	1,098.22	30,903.88	0.00	0.00	32,002.10	7,467,097.38	0.00%	0.00%
VRR Interest	N/A	4.973513%	17,866,335.00	17,838,929.03	2,623.27	73,818.65	0.00	0.00	76,441.92	17,836,305.76	0.00%	0.00%
R	05602NBE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			707,988,925.00	706,902,909.14	103,952.33	2,777,106.82	0.00	0.00	2,881,059.15	706,798,956.81

X-A	05602NAG5	0.044418%	477,850,000.00	476,802,863.51	0.00	17,649.00	0.00	0.00	17,649.00	476,702,632.67
X-D	05602NAL4	2.473513%	34,986,000.00	34,986,000.00	0.00	72,115.28	0.00	0.00	72,115.28	34,986,000.00
X-F	05602NAN0	2.473513%	16,212,000.00	16,212,000.00	0.00	33,417.16	0.00	0.00	33,417.16	16,212,000.00
X-G	05602NAQ3	0.973513%	6,827,000.00	6,827,000.00	0.00	5,538.48	0.00	0.00	5,538.48	6,827,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-J	05602NAS9	0.973513%	23,892,921.00	23,892,921.00	0.00	19,383.40	0.00	0.00	19,383.40	23,892,921.00
Notional SubTotal			559,767,921.00	558,720,784.51	0.00	148,103.32	0.00	0.00	148,103.32	558,620,553.67

Deal Distribution Total					103,952.33	2,925,210.14	0.00	0.00	3,029,162.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05602NAA8	845.64615419	14.77459316	3.18808667	0.00000000	0.00000000	0.00000000	0.00000000	17.96267983	830.87156103
A-2	05602NAB6	1,000.00000000	0.00000000	4.14459442	0.00000000	0.00000000	0.00000000	0.00000000	4.14459442	1,000.00000000
A-3	05602NAC4	1,000.00000000	0.00000000	4.14459403	0.00000000	0.00000000	0.00000000	0.00000000	4.14459403	1,000.00000000
A-4	05602NAD2	1,000.00000000	0.00000000	4.04459439	0.00000000	0.00000000	0.00000000	0.00000000	4.04459439	1,000.00000000
A-5	05602NAE0	1,000.00000000	0.00000000	4.14459437	0.00000000	0.00000000	0.00000000	0.00000000	4.14459437	1,000.00000000
A-SB	05602NAF7	1,000.00000000	0.00000000	4.14459479	0.00000000	0.00000000	0.00000000	0.00000000	4.14459479	1,000.00000000
A-S	05602NAH3	1,000.00000000	0.00000000	4.14459443	0.00000000	0.00000000	0.00000000	0.00000000	4.14459443	1,000.00000000
B	05602NAJ9	1,000.00000000	0.00000000	4.14459426	0.00000000	0.00000000	0.00000000	0.00000000	4.14459426	1,000.00000000
C	05602NAK6	1,000.00000000	0.00000000	4.14459426	0.00000000	0.00000000	0.00000000	0.00000000	4.14459426	1,000.00000000
D	05602NAU4	1,000.00000000	0.00000000	2.08333350	0.00000000	0.00000000	0.00000000	0.00000000	2.08333350	1,000.00000000
E	05602NAW0	1,000.00000000	0.00000000	2.08333310	0.00000000	0.00000000	0.00000000	0.00000000	2.08333310	1,000.00000000
F	05602NAY6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G-RR	05602NBA7	1,000.00000000	0.00000000	3.33333382	0.00000000	0.00000000	0.00000000	0.00000000	3.33333382	1,000.00000000
J-RR	05602NBC3	1,000.00000000	0.00000000	3.14706645	0.18626689	0.22856603	0.00000000	0.00000000	3.14706645	1,000.00000000
VRR	05602NBG4	998.46605512	0.14682735	4.13171759	0.00651901	0.00800570	0.00000000	0.00000000	4.27854495	998.31922776
VRR Interest	N/A	998.46605529	0.14682754	4.13171756	0.00651952	0.00800500	0.00000000	0.00000000	4.27854510	998.31922775
R	05602NBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05602NAG5	997.80865022	0.00000000	0.03693418	0.00000000	0.00000000	0.00000000	0.00000000	0.03693418	997.59889645
X-D	05602NAL4	1,000.00000000	0.00000000	2.06126108	0.00000000	0.00000000	0.00000000	0.00000000	2.06126108	1,000.00000000
X-F	05602NAN0	1,000.00000000	0.00000000	2.06126079	0.00000000	0.00000000	0.00000000	0.00000000	2.06126079	1,000.00000000
X-G	05602NAQ3	1,000.00000000	0.00000000	0.81126117	0.00000000	0.00000000	0.00000000	0.00000000	0.81126117	1,000.00000000
X-J	05602NAS9	1,000.00000000	0.00000000	0.81126121	0.00000000	0.00000000	0.00000000	0.00000000	0.81126121	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/23 - 05/30/23	30	0.00	21,627.98	0.00	21,627.98	0.00	0.00	0.00	21,627.98	0.00
A-2	05/01/23 - 05/30/23	30	0.00	405,635.60	0.00	405,635.60	0.00	0.00	0.00	405,635.60	0.00
A-3	05/01/23 - 05/30/23	30	0.00	27,768.78	0.00	27,768.78	0.00	0.00	0.00	27,768.78	0.00
A-4	05/01/23 - 05/30/23	30	0.00	626,912.13	0.00	626,912.13	0.00	0.00	0.00	626,912.13	0.00
A-5	05/01/23 - 05/30/23	30	0.00	831,505.10	0.00	831,505.10	0.00	0.00	0.00	831,505.10	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	45,055.89	0.00	45,055.89	0.00	0.00	0.00	45,055.89	0.00
X-A	05/01/23 - 05/30/23	30	0.00	17,649.00	0.00	17,649.00	0.00	0.00	0.00	17,649.00	0.00
X-D	05/01/23 - 05/30/23	30	0.00	72,115.28	0.00	72,115.28	0.00	0.00	0.00	72,115.28	0.00
X-F	05/01/23 - 05/30/23	30	0.00	33,417.16	0.00	33,417.16	0.00	0.00	0.00	33,417.16	0.00
X-G	05/01/23 - 05/30/23	30	0.00	5,538.48	0.00	5,538.48	0.00	0.00	0.00	5,538.48	0.00
X-J	05/01/23 - 05/30/23	30	0.00	19,383.40	0.00	19,383.40	0.00	0.00	0.00	19,383.40	0.00
A-S	05/01/23 - 05/30/23	30	0.00	247,560.77	0.00	247,560.77	0.00	0.00	0.00	247,560.77	0.00
B	05/01/23 - 05/30/23	30	0.00	130,853.13	0.00	130,853.13	0.00	0.00	0.00	130,853.13	0.00
C	05/01/23 - 05/30/23	30	0.00	130,853.13	0.00	130,853.13	0.00	0.00	0.00	130,853.13	0.00
D	05/01/23 - 05/30/23	30	0.00	42,666.67	0.00	42,666.67	0.00	0.00	0.00	42,666.67	0.00
E	05/01/23 - 05/30/23	30	0.00	30,220.83	0.00	30,220.83	0.00	0.00	0.00	30,220.83	0.00
F	05/01/23 - 05/30/23	30	0.00	33,775.00	0.00	33,775.00	0.00	0.00	0.00	33,775.00	0.00
G-RR	05/01/23 - 05/30/23	30	0.00	22,756.67	0.00	22,756.67	0.00	0.00	0.00	22,756.67	0.00
J-RR	05/01/23 - 05/30/23	30	1,007.29	79,643.07	0.00	79,643.07	4,450.46	0.00	0.00	75,192.61	5,461.11
VRR	05/01/23 - 05/30/23	30	11.07	30,952.64	0.00	30,952.64	48.76	0.00	0.00	30,903.88	59.88
VRR Interest	05/01/23 - 05/30/23	30	26.43	73,935.13	0.00	73,935.13	116.48	0.00	0.00	73,818.65	143.02
Totals			1,044.79	2,929,825.84	0.00	2,929,825.84	4,615.70	0.00	0.00	2,925,210.14	5,664.01

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,029,162.47
Non-VRR Available Funds	2,920,718.43
VRR Available Funds	108,444.02
VRR Principal Distribution Amount	3,721.49
Excess Liquidation Proceeds Reserve Account Summary
Account Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,941,329.66	Master Servicing Fee	3,091.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,345.07
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	304.36
ARD Interest	0.00	Operating Advisor Fee	1,211.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	261.75
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,941,329.66	Total Fees	11,503.80

Principal		Expenses/Reimbursements
Scheduled Principal	103,952.33	Reimbursement for Interest on Advances	4,615.71
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	103,952.33	Total Expenses/Reimbursements	4,615.71

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,925,210.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	103,952.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,029,162.47
Total Funds Collected	3,045,281.99	Total Funds Distributed	3,045,281.98

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	706,902,909.92	706,902,909.92	Beginning Certificate Balance	706,902,909.14
(-) Scheduled Principal Collections	103,952.33	103,952.33	(-) Principal Distributions	103,952.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	706,798,957.59	706,798,957.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	706,902,909.92	706,902,909.92	Ending Certificate Balance	706,798,956.81
Ending Actual Collateral Balance	706,798,957.59	706,798,957.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	6	22,167,364.40	3.14%	78	5.2306	2.229273	1.59 or less	19	243,113,824.69	34.40%	106	5.1014	0.873319
$5,000,000 to $9,999,999	9	66,774,646.83	9.45%	103	5.0937	1.666681	1.60 to 1.69	5	93,485,132.90	13.23%	105	5.0773	1.637608
$10,000,000 to $19,999,999	24	336,324,222.86	47.58%	101	4.8067	1.374705	1.70 to 1.79	4	97,120,000.00	13.74%	108	5.2803	1.763101
$20,000,000 to $29,999,999	9	191,532,723.50	27.10%	88	4.5958	1.749168	1.80 to 1.89	2	13,085,000.00	1.85%	108	4.6834	1.815590
$30,000,000 to $39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.90 to 1.99	4	68,300,000.00	9.66%	107	4.9811	1.902870
$40,000,000 or greater	2	90,000,000.00	12.73%	109	5.1364	1.708889	2.00 to 2.99	15	189,025,000.00	26.74%	76	4.0903	2.176410
Totals	50	706,798,957.59	100.00%	98	4.8319	1.573118	3.00 to 3.99	1	2,670,000.00	0.38%	106	4.8100	3.790000
							4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	50	706,798,957.59	100.00%	98	4.8319	1.573118
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	5	5,817,880.00	0.82%	106	5.0700	1.910000	New York	7	124,395,123.47	17.60%	74	3.8286	1.852856
Arizona	5	32,596,483.48	4.61%	107	4.9874	1.431010	North Carolina	1	16,650,000.00	2.36%	106	4.9500	2.070000
California	8	171,153,055.19	24.22%	106	5.2211	1.430741	North Dakota	1	96,539.37	0.01%	78	4.8500	1.660000
Colorado	1	20,254.38	0.00%	78	4.8500	1.660000	Oklahoma	1	134,183.47	0.02%	78	4.8500	1.660000
Florida	6	48,940,000.00	6.92%	105	4.3096	0.404610	Oregon	1	255,171.23	0.04%	78	4.8500	1.660000
Georgia	3	4,119,001.00	0.58%	106	5.0700	1.910000	Pennsylvania	3	13,700,548.25	1.94%	108	5.4206	1.670709
Hawaii	1	12,500,000.00	1.77%	109	6.4800	1.190000	South Dakota	2	21,638,819.79	3.06%	107	5.1282	1.898460
Illinois	1	3,965,789.47	0.56%	108	5.7000	1.710000	Tennessee	7	17,921,133.97	2.54%	107	5.4427	2.028140
Indiana	1	2,670,000.00	0.38%	106	4.8100	3.790000	Texas	6	8,470,680.42	1.20%	105	4.9704	1.557905
Iowa	3	904,236.56	0.13%	95	4.9869	1.815620	Utah	1	151,549.22	0.02%	78	4.8500	1.660000
Kansas	5	835,285.73	0.12%	78	4.8500	1.660000	Virginia	4	42,971,669.39	6.08%	108	5.0234	1.470565
Kentucky	1	12,443,750.00	1.76%	108	5.0600	1.620000	Wisconsin	1	2,679,875.00	0.38%	108	5.0600	1.620000
Louisiana	2	3,205,303.44	0.45%	106	5.0479	1.622310	Wyoming	6	1,851,177.95	0.26%	78	4.8500	1.660000
Maryland	1	50,146.55	0.01%	78	4.8500	1.660000	Totals	112	706,798,957.59	100.00%	98	4.8319	1.573118
Massachusetts	1	4,100,000.00	0.58%	48	5.1700	2.290000
									Property Type³
Michigan	1	20,032,723.50	2.83%	108	5.3200	1.670000
Minnesota	1	37,742.66	0.01%	78	4.8500	1.660000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	1,700,000.00	0.24%	106	5.0700	1.910000		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	4	9,838,630.32	1.39%	106	5.2581	2.012242	Industrial	13	71,953,871.00	10.18%	104	5.2114	1.822312
Montana	2	377,747.44	0.05%	78	4.8500	1.660000	Lodging	44	9,089,062.14	1.29%	78	4.8500	1.660000
Nebraska	4	1,049,079.18	0.15%	78	4.8500	1.660000	Mixed Use	2	105,000,000.00	14.86%	108	5.2842	1.992239
Nevada	4	40,783,937.08	5.77%	108	5.3309	1.507765	Mobile Home Park	1	4,572,364.40	0.65%	106	4.9200	1.500000
New Hampshire	1	1,914,000.00	0.27%	108	5.0600	1.620000	Multi-Family	3	83,000,000.00	11.74%	58	3.3932	1.913133
New Jersey	6	75,850,000.00	10.73%	88	4.4975	1.801325	Office	20	246,767,633.05	34.91%	101	4.7851	1.107440
New Mexico	3	977,440.12	0.14%	78	4.8500	1.660000	Retail	7	101,728,500.00	14.39%	107	4.9877	1.768209
							Self Storage	22	84,687,527.04	11.98%	104	5.3015	1.625704
							Totals	112	706,798,957.59	100.00%	98	4.8319	1.573118

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.499% or less	7	92,000,000.00	13.02%	47	3.0974	2.097391	12 months or less	25	357,777,531.09	50.62%	95	4.8407	1.680428
	3.500% to 3.999%	2	32,000,000.00	4.53%	104	3.9500	(0.330000)	13 months to 24 months	24	339,932,364.40	48.09%	102	4.8222	1.457852
	4.000% to 4.499%	3	33,315,000.00	4.71%	105	4.3516	2.082945	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	11	131,636,312.31	18.62%	105	4.8959	1.659438	37 months to 48 months	1	9,089,062.10	1.29%	78	4.8500	1.660000
	5.000% to 5.499%	19	341,345,364.73	48.29%	107	5.1731	1.538093	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.500% to 5.999%	6	59,452,280.55	8.41%	108	5.6979	1.598135	Totals	50	706,798,957.59	100.00%	98	4.8319	1.573118
	6.000% or greater	2	17,050,000.00	2.41%	93	6.4426	1.267390
	Totals	50	706,798,957.59	100.00%	98	4.8319	1.573118
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	100,650,000.00	14.24%	47	3.3284	2.077327	Interest Only	38	565,585,000.00	80.02%	96	4.7425	1.546425
	61 to 114 months	41	606,148,957.59	85.76%	107	5.0816	1.489395	356 months or less	12	141,213,957.59	19.98%	106	5.1902	1.680028
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	706,798,957.59	100.00%	98	4.8319	1.573118	Totals	50	706,798,957.59	100.00%	98	4.8319	1.573118
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		12	166,313,663.93	23.53%	104	5.1168	1.881225			No outstanding loans in this group
	12 months or less	38	540,485,293.66	76.47%	96	4.7443	1.478310
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	706,798,957.59	100.00%	98	4.8319	1.573118
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A6	30509039	MF	New York	NY	Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	06/06/23
1A7	30509040				Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	06/06/23
1A13	30509046				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	06/06/23
1A14	30509047				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	06/06/23
1A17	30509050				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	06/06/23
2A1	30509140	MU	San Francisco	CA	Actual/360	5.197%	223,781.25	0.00	0.00	N/A	07/06/32	--	50,000,000.00	50,000,000.00	06/06/23
2A2-1	30509141				Actual/360	5.197%	67,134.38	0.00	0.00	N/A	07/06/32	--	15,000,000.00	15,000,000.00	06/06/23
3A1	30321156	Various Various		Various	Actual/360	5.060%	174,288.89	0.00	0.00	N/A	06/01/32	--	40,000,000.00	40,000,000.00	06/01/23
3A3	30321157				Actual/360	5.060%	65,358.33	0.00	0.00	N/A	06/01/32	--	15,000,000.00	15,000,000.00	06/01/23
4A1	30508836	OF	Santa Clara	CA	Actual/360	5.100%	87,833.33	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	06/06/23
4A5	30508840				Actual/360	5.100%	65,875.00	0.00	0.00	N/A	04/06/32	--	15,000,000.00	15,000,000.00	06/06/23
4A6	30508841				Actual/360	5.100%	65,875.00	0.00	0.00	N/A	04/06/32	--	15,000,000.00	15,000,000.00	06/06/23
5A3	30321158	MU	Los Angeles	CA	Actual/360	5.425%	116,788.19	0.00	0.00	N/A	05/06/32	--	25,000,000.00	25,000,000.00	06/06/23
5A4-1	30321159				Actual/360	5.425%	70,072.92	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	06/06/23
6A3	30321160	OF	West Palm Beach	FL	Actual/360	3.950%	51,020.83	0.00	0.00	N/A	02/06/32	01/06/32	15,000,000.00	15,000,000.00	06/06/23
6A4	30321161				Actual/360	3.950%	57,823.61	0.00	0.00	N/A	02/06/32	01/06/32	17,000,000.00	17,000,000.00	06/06/23
7A3	30321162	OF	Holmdel	NJ	Actual/360	5.110%	66,004.17	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	06/06/23
7A5	30321163				Actual/360	5.110%	66,004.17	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	06/06/23
8A1-2	30508976	OF	New York	NY	Actual/360	4.920%	97,443.33	0.00	0.00	N/A	05/06/32	--	23,000,000.00	23,000,000.00	06/06/23
9A2	30321164	OF	Hoboken	NJ	Actual/360	3.280%	56,488.89	0.00	0.00	N/A	02/06/27	--	20,000,000.00	20,000,000.00	06/06/23
9A5	30321165				Actual/360	3.280%	5,648.89	0.00	0.00	N/A	02/06/27	--	2,000,000.00	2,000,000.00	06/06/23
10A2	30508969	IN	Various	Various	Actual/360	5.700%	107,983.33	0.00	0.00	N/A	06/06/32	--	22,000,000.00	22,000,000.00	06/06/23
11	30321166	RT	Sioux Falls	SD	Actual/360	5.130%	94,976.25	0.00	0.00	N/A	05/01/32	--	21,500,000.00	21,500,000.00	06/01/23
12A1	30509056	OF	Troy	MI	Actual/360	5.320%	91,868.84	21,110.26	0.00	N/A	06/06/32	--	20,053,833.76	20,032,723.50	06/06/23
13	30508268	SS	Various	Various	Actual/360	5.070%	85,570.33	0.00	0.00	N/A	04/06/32	--	19,600,000.00	19,600,000.00	06/06/23
14	30321167	RT	Lynchburg	VA	Actual/360	4.890%	82,111.25	0.00	0.00	N/A	05/01/32	--	19,500,000.00	19,500,000.00	06/01/23
15	30321168	RT	Dale City	VA	Actual/360	4.970%	75,472.90	0.00	0.00	N/A	06/01/32	--	17,635,000.00	17,635,000.00	06/01/23
16	30508941	IN	Statesville	NC	Actual/360	4.950%	70,970.63	0.00	0.00	N/A	04/06/32	--	16,650,000.00	16,650,000.00	06/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
17A3	30320857	OF	Newark	NJ	Actual/360	4.260%	55,025.00	0.00	0.00	N/A	01/06/32	--	15,000,000.00	15,000,000.00	06/06/23
18	30321169	MF	Brooklyn	NY	Actual/360	5.295%	59,274.58	0.00	0.00	N/A	07/06/32	--	13,000,000.00	13,000,000.00	06/06/23
19	30509085	SS	Waipahu	HI	Actual/360	6.480%	69,750.00	0.00	0.00	N/A	07/06/32	--	12,500,000.00	12,500,000.00	06/06/23
20	30321170	OF	Las Vegas	NV	Actual/360	5.650%	56,687.22	11,340.02	0.00	N/A	06/01/32	--	11,651,383.14	11,640,043.12	06/01/23
21	30321171	SS	Goodyear	AZ	Actual/360	5.130%	50,161.29	12,490.10	0.00	N/A	06/01/32	--	11,355,131.33	11,342,641.23	06/01/23
22	30321172	SS	Mesa	AZ	Actual/360	4.940%	48,279.82	13,033.66	0.00	N/A	06/01/32	--	11,349,572.17	11,336,538.51	06/01/23
23	30321173	RT	Rego Park	NY	Actual/360	4.490%	42,530.28	0.00	0.00	N/A	05/01/32	--	11,000,000.00	11,000,000.00	06/01/23
24	30321174	IN	Various	FL	Actual/360	4.900%	42,700.78	0.00	0.00	N/A	04/01/32	--	10,120,000.00	10,120,000.00	06/01/23
25A7	30321175	LO	Various	Various	Actual/360	4.850%	38,054.94	22,862.69	0.00	N/A	12/06/29	--	9,111,924.79	9,089,062.10	06/06/23
26	30321176	SS	Apache Junction	AZ	Actual/360	4.880%	39,392.72	10,910.90	0.00	N/A	06/01/32	--	9,374,258.20	9,363,347.30	06/01/23
27	30508734	Various Various		NJ	Actual/360	5.850%	44,581.88	0.00	0.00	N/A	04/06/32	--	8,850,000.00	8,850,000.00	04/06/23
28	30508747	SS	Hayward	CA	Actual/360	4.570%	30,301.64	0.00	0.00	N/A	04/06/32	--	7,700,000.00	7,700,000.00	06/06/23
29	30509034	IN	Skaneateles	NY	Actual/360	4.331%	27,281.72	0.00	0.00	N/A	06/06/32	--	7,315,000.00	7,315,000.00	06/06/23
30	30321177	OF	Las Vegas	NV	Actual/360	5.660%	34,454.01	6,863.56	0.00	N/A	06/01/32	--	7,069,100.99	7,062,237.43	06/01/23
31	30509031	RT	Saint Louis	MO	Actual/360	5.050%	26,091.67	0.00	0.00	N/A	06/06/32	--	6,000,000.00	6,000,000.00	06/06/23
32	30321178	IN	Pompano Beach	FL	Actual/360	5.130%	25,488.98	0.00	0.00	N/A	05/01/32	--	5,770,000.00	5,770,000.00	06/01/23
33	30321179	SS	Woodbridge	VA	Actual/360	5.660%	27,415.63	0.00	0.00	N/A	07/01/32	--	5,625,000.00	5,625,000.00	06/01/23
34	30321180	MH	Corpus Christi	TX	Actual/360	4.920%	19,394.21	5,341.14	0.00	N/A	04/01/32	--	4,577,705.54	4,572,364.40	06/01/23
35	30509062	SS	Napa	CA	Actual/360	6.340%	24,840.47	0.00	0.00	N/A	07/06/27	--	4,550,000.00	4,550,000.00	06/06/23
36	30509059	RT	Cleveland	TN	Actual/360	5.615%	20,671.69	0.00	0.00	N/A	06/06/32	--	4,275,000.00	4,275,000.00	06/06/23
37	30321181	IN	Beverly	MA	Actual/360	5.170%	18,252.97	0.00	0.00	N/A	06/01/27	--	4,100,000.00	4,100,000.00	06/01/23
38	30321182	SS	New Castle	IN	Actual/360	4.810%	11,058.99	0.00	0.00	N/A	04/01/32	--	2,670,000.00	2,670,000.00	06/01/23
Totals							2,941,329.66	103,952.33	0.00				706,902,909.92	706,798,957.59
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A13	34,127,619.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A14	34,127,619.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A17	34,127,619.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	34,127,619.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A7	34,127,619.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	10,335,575.39	2,454,871.89	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-1	10,335,575.39	2,454,871.89	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	1,507,573.61	343,976.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	1,507,573.61	343,976.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	1,507,573.61	343,976.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	(2,428,037.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	(2,428,037.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	16,934,733.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	16,934,733.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1-2	19,191,770.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	11,290,160.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A5	11,290,160.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	6,049,561.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,477,577.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	4,562,161.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,109,690.76	457,942.06	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,154,641.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,041,850.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,795,738.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17A3	10,686,430.33	2,811,600.47	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	873,632.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,017,400.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,141,962.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	973,676.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	949,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	962,408.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	708,771.06	0.00	--	--	--	0.00	0.00	44,457.51	87,688.14	0.00	0.00
28	687,042.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	638,446.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	730,733.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	473,483.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	445,898.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	693,113.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	342,543.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	307,133,934.46	9,211,214.76				0.00	0.00	44,457.51	87,688.14	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831931%	4.813033%	98
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831976%	4.813077%	99
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832027%	4.813128%	100
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832071%	4.813172%	101
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832135%	4.813236%	102
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832179%	4.813280%	103
12/16/22	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832223%	4.813323%	104
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832273%	4.813373%	105
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832317%	4.813416%	106
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832366%	4.813465%	107
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832409%	4.813507%	108
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
27	30508734	04/06/23	1	1	44,457.51	87,688.14	0.00	8,850,000.00
Totals					44,457.51	87,688.14	0.00	8,850,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		96,100,000	96,100,000		0	0
49 - 60 Months		4,550,000	4,550,000		0	0
> 60 Months		606,148,958	597,298,958		8,850,000	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	706,798,958	697,948,958	8,850,000	0	0	0
May-23	706,902,910	706,902,910	0	0	0	0
Apr-23	707,018,569	707,018,569	0	0	0	0
Mar-23	707,121,554	707,121,554	0	0	0	0
Feb-23	707,260,682	707,260,682	0	0	0	0
Jan-23	707,362,598	707,362,598	0	0	0	0
Dec-22	707,464,064	698,614,064	8,850,000	0	0	0
Nov-22	707,577,329	707,577,329	0	0	0	0
Oct-22	707,677,849	707,677,849	0	0	0	0
Sep-22	707,790,201	707,790,201	0	0	0	0
Aug-22	707,889,783	707,889,783	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,803.86	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(188.15)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,615.71	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,615.71

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28